ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS
34. ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOW

The following table presents additional information on transactions related to the cash flow statement:

	Consolidated
	2023	2022	2021
Non-cash items
Hedge accounting, net of tax effects	494,698	(520,444)	(137,211)
Dividends declared and not yet paid	294,231	-	180,772
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	27,900	28,472	172,104
Application of judicial deposits in the settlement of legal proceedings	55,494	121,025	-